  As filed with the Securities and Exchange Commission on December 6, 1995

                                                       Registration No. 33-46479
                                                              File No. 811-06602
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X

        Pre-Effective Amendment No. __                                       ___

        Post-Effective Amendment No. 10                                       X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X

        Amendment No. 13                                                      X

                     THE PREFERRED GROUP OF MUTUAL FUNDS
              (Exact Name of Registrant as Specified in Charter)

                            100 N.E. Adams Street
                         Peoria, Illinois 61629-5330
             (Address of Principal Executive Offices) (Zip Code)
                Registrant's Telephone Number:  (309) 675-4999

                    Name and Address of Agent for Service:

                               P. Michael Pond
                     THE PREFERRED GROUP OF MUTUAL FUNDS
                            100 N.E. Adams Street
                         Peoria, Illinois 61629-5330

                                   Copy to:
                             J.B. Kittredge, Esq.
                                 Ropes & Gray
                           One International Place
                            Boston, MA 02110-2624

It is proposed that this filing will become effective:
        X       Immediately upon filing pursuant to paragraph (b),
        _       On _______________ pursuant to paragraph (b),
        _       60 days after filing pursuant to paragraph (a)(1),
        _       On _________________ pursuant to paragraph (a)(1),
        _       75 days after filing pursuant to paragraph (a)(2), or
        _       On ______________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           2,240,761 shs.                      $ 17.86            $ 40,020,000       $ 13,800.00
Interest
Preferred Growth
Fund


        *   Based on offering price per share on November 14, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.



                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           1,770,691 shs.                      $ 14.74            $  26,100,000      $ 9,000.00
Interest
Preferred Value
Fund


        *   Based on offering price per share on November 7, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           1,405,492 shs.                      $ 12.38            $ 17,400,000       $ 6,000.00
Interest
Preferred International
Fund



        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial       291,621 shs.                          $ 9.93                   $ 2,895,800        $   998.55
Interest
Preferred Small Cap
Fund


        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.



                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial         680,218 shs.                        $ 12.79               $  8,700,000       $ 3,000.00
Interest
Preferred Asset
Allocation Fund


        *   Based on offering price per share on November 7, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial        55,957 shs.                            $ 10.44              $ 584,200            $ 201.45
Interest
Preferred Balanced
Fund



        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           4,500,000 shs.                      $ 10.44              $ 46,980,000       $ 16,200.00
Interest
Preferred Fixed
Income Fund


        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.



                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           2,303,462 shs.                      $ 9.82              $ 22,620,000       $ 7,800.00
Interest
Preferred Short-Term
Government Securities
Fund


        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.


                                                                                        Proposed
                                                              Proposed Maximum          Maximum
Title of Securities                                            Offering Price           Aggregate          Amount of
Being Registered         Amount Being Registered                 Per Unit*           Offering Price**   Registration Fee
-------------------      -----------------------              -----------------      ----------------   ----------------

Shares of Beneficial           8,700,000 shs.                      $ 1.00              $  8,700,000       $ 3,000.00
Interest
Preferred Money
Market Fund



        *   Based on offering price per share on November 15, 1995.

        ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was $249,655,268, all of which has been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and none of which is being used for such reduction in this Amendment.

The Registrant has also previously registered an indefinite number or amount of its shares of beneficial interest pursuant to Rule 24f-2. The Registrant filed a Rule 24f-2 Notice on August 22, 1995 in respect of the fiscal year ended June 30, 1995.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Peoria and the State of Illinois on the 6th day of December, 1995.


                                                   THE PREFERRED GROUP OF MUTUAL
                                                   FUNDS


                                                   By: P. Michael Pond*
                                                       -------------------------
                                                   Title: President

        Pursuant to the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


Signature                      Title                            Date
---------                      -----                            ----

P. Michael Pond*              Trustee and President             December 6, 1995
----------------              (Chief Executive Officer)
P. Michael Pond

William F. Bahl*              Trustee                           December 6, 1995
----------------
William F. Bahl

Dixie L. Mills*               Trustee                           December 6, 1995
---------------
Dixie L. Mills

Gary M. Anna*                 Trustee                           December 6, 1995
-------------
Gary M. Anna

James F. Masterson*           Trustee                           December 6, 1995
-------------------
James F. Masterson

Fred L. Kaufman*              Treasurer and Vice                December 6, 1995
----------------              President (Principal
Fred L. Kaufman               Financial and Principal
                              Accounting Officer)

                                              *By:  Fred L. Kaufman
                                                    ----------------------------
                                                    Fred L. Kaufman
                                                    Attorney-in-Fact Pursuant to
                                                    Powers of Attorney Filed
                                                    Previously and for Himself
